Employee Benefit Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following tables set forth reconciliations of the changes in benefit obligation, plan assets and funded status as of December 31, 2011 and 2010 (in millions):

	Pension Benefits		Postretirement Benefits
Change in benefit obligation	2011	2010	2011	2010
Benefit obligation at beginning of year	$713.4	$728.2	$28.8	$28.1
Service cost	14.4	15.2	0.1	0.1
Interest cost	40.1	38.4	1.6	1.5
Plan participants’ contributions	1.8	1.6	—	—
Actuarial loss (gain)	41.6	(3.4)	3.0	0.9
Acquisitions	8.9	—	—	—
Amendments	0.7	3.3	—	—
Settlements	(0.6)	—	—	—
Curtailments	—	(0.5)	—	—
Benefits paid	(46.7)	(44.7)	(1.6)	(1.9)
Special termination benefits and other	0.2	0.3	0.1	—
Foreign currency exchange rate changes	(7.9)	(25.0)	(0.2)	0.1
Benefit obligation at end of year	$765.9	$713.4	$31.8	$28.8

			Postretirement Benefits
	Pension Benefits
Change in plan assets	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$529.1	$489.2	$—	$—
Actual return on plan assets	7.7	66.7	—	—
Employer contributions	32.4	31.2	1.5	1.8
Plan participants’ contributions	1.8	1.6	—	—
Benefits paid	(46.7)	(44.7)	(1.6)	(1.9)
Settlements	(0.6)	—	—	—
Other	—	0.1	0.1	0.1
Foreign currency exchange rate changes	(2.9)	(15.0)	—	—
Fair value of plan assets at end of year	$520.8	$529.1	$—	$—
Funded status	$(245.1)	$(184.3)	$(31.8)	$(28.8)
Unrecognized net actuarial loss	299.3	234.9	9.4	6.7
Unrecognized prior service (credit) cost	(0.3)	(1.2)	0.1	(0.2)
Accumulated other comprehensive loss	(299.0)	(233.7)	(9.5)	(6.5)
Net amount recognized	$(245.1)	$(184.3)	$(31.8)	$(28.8)

Amounts recognized in Consolidated Balance Sheets:
Other long-term asset	$0.2	$0.5	$—	$—
Other current liabilities	(6.6)	(5.0)	(1.9)	(1.7)
Pensions and postretirement health care benefits (noncurrent)	(238.7)	(179.8)	(29.9)	(27.1)
Net amount recognized	$(245.1)	$(184.3)	$(31.8)	$(28.8)

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Changing the assumed health care cost trend rates by one percentage point each year and holding all other assumptions constant would have the following effect to service and interest cost for 2011 and the accumulated postretirement benefit obligation at December 31, 2011 (in millions):

	One Percentage Point Increase	One Percentage Point Decrease
Effect on service and interest cost	$0.2	($0.2)
Effect on accumulated benefit obligation	$3.4	($2.9)

Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Pension And Postretirement Cost
Net annual pension costs for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions):

Pension benefits	2011	2010	2009
Service cost	$14.4	$15.2	$8.8
Interest cost	40.1	38.4	36.7
Expected return on plan assets	(37.1)	(32.8)	(29.5)
Amortization of net actuarial loss	6.4	8.6	6.5
Amortization of prior service (credit) cost	(0.2)	2.2	(0.2)
Settlement loss	0.1	—	0.1
Special termination benefits and other	0.2	0.1	—
Net annual pension cost	$23.9	$31.7	$22.4

Assumptions Used
The weighted average assumptions used to determine the net annual pension costs for the Company’s pension plans for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
All plans:
Weighted average discount rate	5.6%	5.7%	6.6%
Weighted average expected long-term rate of return on plan assets	7.0%	7.0%	7.0%
Rate of increase in future compensation	2.5-4.5%	2.5-4.5%	3.0-4.0%
U.S.-based plans:
Weighted average discount rate	5.4%	5.5%	6.25%
Weighted average expected long-term rate of return on plan assets	8.0%	8.0%	8.0%
Rate of increase in future compensation	N/A	N/A	N/A
The weighted average assumptions used to determine the benefit obligation for the Company’s pension plans as of December 31, 2011 and 2010 are as follows:

	2011	2010
All plans:
Weighted average discount rate	5.1%	5.6%
Rate of increase in future compensation	2.5-4.5%	2.5-4.5%
U.S.-based plans:
Weighted average discount rate	4.6%	5.4%
Rate of increase in future compensation	N/A	N/A

Allocation of Plan Assets
The fair value of the Company’s pension assets as of December 31, 2011 is as follows (in millions):

	Total	Level 1	Level 2	Level 3
Equity securities:
Global equities	$128.1	$128.1	$—	$—
Non-U.S. equities	4.5	4.5	—	—
U.K. equities	57.5	57.5	—	—
U.S. large cap equities	5.1	5.1	—	—
U.S. small cap equities	4.1	4.1	—	—
Total equity securities	199.3	199.3	—	—
Fixed income:
Aggregate fixed income	9.5	9.5	—	—
International fixed income	166.1	166.1	—	—
Total fixed income share(1)	175.6	175.6	—	—
Cash and equivalents:
Cash	5.0	—	5.0	—
Total cash and equivalents	5.0	—	5.0	—
Alternative investments(2)	119.8	—	—	119.8
Miscellaneous funds(3)	21.1	—	—	21.1
Total assets	$520.8	$374.9	$5.0	$140.9
______________________________________

(1)	75% of "fixed income" securities are in investment-grade corporate bonds; 21% are in government treasuries; and 4% are in other various fixed income securities.

(2)
23% of "alternative investments" are in multi-strategy funds; 17% are in long-short equity funds; 15% are in event-driven funds; 15% are in relative value funds; 13% are in credit funds; and 17% are distributed in hedged and non-hedged funds.

(3)	“Miscellaneous funds” is comprised of pooled funds in Australia and insurance contracts in Finland, Norway and Switzerland.

The fair value of the Company’s pension assets as of December 31, 2010 is as follows (in millions):

	Total	Level 1	Level 2	Level 3
Equity securities:
Global equities	$140.5	$140.5	$—	$—
Non-U.S. equities	5.3	5.3	—	—
U.K. equities	53.8	53.8	—	—
U.S. large cap equities	5.3	5.3	—	—
U.S. small cap equities	3.7	3.7	—	—
Total equity securities	208.6	208.6	—	—
Fixed income:
Aggregate fixed income	7.5	7.5	—	—
International fixed income	157.0	157.0	—	—
Total fixed income share(1)	164.5	164.5	—	—
Cash and equivalents:
Cash	10.9	—	10.9	—
Total cash and equivalents	10.9	—	10.9	—
Alternative investments(2)	126.2	—	—	126.2
Miscellaneous funds(3)	18.9	—	—	18.9
Total assets	$529.1	$373.1	$10.9	$145.1
_______________________________________

(1)	42% of “fixed income” securities are in government treasuries; 23% are in investment-grade corporate bonds; 10% are in foreign bonds; and 25% are in other various fixed income securities.

(2)
29% of “alternative investments” are in long-short equity funds; 14% are in multi-strategy funds; 14% are in event-driven funds; 12% are in relative value funds; 8% are in credit funds; and 23% are distributed in hedged and non-hedged funds.

(3)	“Miscellaneous funds” is comprised of pooled funds in Australia and various contracts in Finland, Norway and Switzerland

Reconciliation of Significant Unobservable Inputs, Changes in Plan Assets
The following is a reconciliation of Level 3 assets as of December 31, 2011 (in millions):

	Total	Alternative Investments	Miscellaneous Funds
Beginning balance as of December 31, 2010	$145.1	$126.2	$18.9
Actual return on plan assets:
(a) Relating to assets still held at reporting date	(2.4)	(4.0)	1.6
(b) Relating to assets sold during period	(0.3)	(0.3)	—
Purchases, sales and /or settlements	15.2	13.9	1.3
Transfers in and /or out of Level 3	(15.6)	(15.6)	—
Foreign currency exchange rate changes	(1.1)	(0.4)	(0.7)
Ending balance as of December 31, 2011	$140.9	$119.8	$21.1

The following is a reconciliation of Level 3 assets as of December 31, 2010 (in millions):

	Total	Alternative Investments	Miscellaneous Funds
Beginning balance as of December 31, 2009	$144.3	$127.6	$16.7
Actual return on plan assets:
(a) Relating to assets still held at reporting date	8.5	7.7	0.8
(b) Relating to assets sold during period	0.4	0.4	—
Purchases, sales and /or settlements	(1.5)	(3.1)	1.6
Transfers in and /or out of Level 3	(2.0)	(2.0)	—
Foreign currency exchange rate changes	(4.6)	(4.4)	(0.2)
Ending balance as of December 31, 2010	$145.1	$126.2	$18.9

Expected Benefit Payments	At December 31, 2011, the aggregate expected benefit payments for all of the Company’s pension plans are as follows (in millions):

2012	$47.1
2013	45.9
2014	49.0
2015	50.2
2016	46.5
2017 through 2021	248.6
$487.3

U.S. Based Pension Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Allocation of Plan Assets
The weighted average asset allocation of the Company’s U.S. pension benefit plans as of December 31, 2011 and 2010 are as follows:

Asset Category	2011	2010
Large and small cap domestic equity securities	37%	28%
International equity securities	13%	14%
Domestic fixed income securities	21%	22%
Other investments	29%	36%
Total	100%	100%

Non-U.S. Pension Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Allocation of Plan Assets
The weighted average asset allocation of the Company’s non-U.S. pension benefit plans as of December 31, 2011 and 2010 are as follows:

Asset Category	2011	2010
Equity securities	40%	41%
Fixed income securities	36%	34%
Other investments	24%	25%
Total	100%	100%

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Pension And Postretirement Cost
Net annual postretirement benefit costs for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions, except percentages):

Postretirement benefits	2011	2010	2009
Service cost	$0.1	$0.1	$0.1
Interest cost	1.6	1.5	1.7
Amortization of prior service credit	(0.3)	(0.3)	(0.3)
Amortization of unrecognized net loss	0.3	0.2	0.3
Net annual postretirement benefit cost	$1.7	$1.5	$1.8
Weighted average discount rate	5.6%	5.65%	6.33%

Expected Benefit Payments
At December 31, 2011, the aggregate expected benefit payments for the Company’s U.S. and Brazilian postretirement benefit plans are as follows (in millions):

2012	$1.9
2013	2.1
2014	2.1
2015	2.1
2016	2.2
2017 through 2021	11.5
$21.9

ENPP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Pension And Postretirement Cost
Net annual ENPP cost and the measurement assumptions for the plans for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions, except percentages):

	2011	2010	2009
Service cost	$1.8	$1.4	$1.2
Interest cost	1.0	0.9	0.8
Amortization of prior service cost	0.6	0.5	0.5
Recognized actuarial loss (gain)	0.1	—	(0.1)
Net annual ENPP costs	$3.5	$2.8	$2.4
Discount rate	5.4%	5.5%	6.25%
Rate of increase in future compensation	5.0%	5.0%	5.0%

Expected Benefit Payments
During 2011, approximately $0.8 million of benefit payments were made related to the ENPP. At December 31, 2011, the aggregate expected benefit payments for the ENPP are as follows (in millions):

2012	$1.0
2013	1.3
2014	1.3
2015	0.9
2016	1.1
2017 through 2021	13.6
$19.2

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following tables set forth reconciliations of the changes in benefit obligation and funded status as of December 31, 2011 and 2010 (in millions):

Change in benefit obligation	2011	2010
Benefit obligation at beginning of year	$20.5	$16.5
Service cost	1.8	1.4
Interest cost	1.0	0.9
Actuarial loss	4.0	2.3
Amendments	4.5	0.2
Benefits paid	(0.8)	(0.8)
Benefit obligation at end of year	$31.0	$20.5
Funded status	$(31.0)	$(20.5)
Unrecognized net actuarial loss	6.9	3.0
Unrecognized prior service cost	6.5	2.6
Accumulated other comprehensive loss	(13.4)	(5.6)
Net amount recognized	$(31.0)	$(20.5)
Amounts recognized in Consolidated Balance Sheets:
Other current liabilities	$(1.0)	$(0.9)
Pensions and postretirement health care benefits (noncurrent)	(30.0)	(19.6)
Net amount recognized	$(31.0)	$(20.5)